Other non-current assets	12 Months Ended
Dec. 31, 2024
Other Non-current Assets [Abstract]
Other non-current assets
10 Other non-current assets
As of December 31, 2024, other non-current assets were comprised of rent, trade, and other term deposits amounting to USD 1,373 thousand (2023: USD 1,245 thousand), restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period, and other non-current assets amounting to USD 35 thousand as of December 31, 2024 (2023: USD 44 thousand).